Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,213.8
Issued pursuant to equity compensation plans		1.4	$ (0.1)
Balance, end of year		2,221.9	2,213.8
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		2,213.8	2,187.0
Issued pursuant to equity compensation plans	[1]	8.1	2.6
Equity issue			25.9
Share issue costs			(1.7)
Balance, end of year		$ 2,221.9	$ 2,213.8
Balance, beginning of year		80,753,516	73,516,225
Issued pursuant to equity compensation plans	[1]	1,688,694	1,356,610
Equity issue			5,880,681
Share issue costs			0
Balance, end of year		82,442,210	80,753,516

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.